NOTES PAYABLE - Tau Agreement - ELOC and Second ELOC Agreement (Details)			3 Months Ended	12 Months Ended
	Feb. 05, 2025 USD ($) D shares	Jul. 31, 2024 USD ($) D shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2025 USD ($) loan shares	Sep. 30, 2025 USD ($) shares
NOTES PAYABLE
Stock subscription receivable				$ 41,089	$ 41,089
Proceeds from Tau agreement			$ 148,383	$ 1,870,381
Six subordinated loan agreements
NOTES PAYABLE
Number of subordinated loan agreement | loan				6
Subordinated demand notes
NOTES PAYABLE
Extension term of debt instrument				1 year
Pre Reverse Split
NOTES PAYABLE
Common Stock that may be issuable | shares				10,000,000
Post Reverse Split
NOTES PAYABLE
Common Stock that may be issuable | shares				166,667
ELOC Agreement
NOTES PAYABLE
Maximum Aggregate Purchase Price	$ 12,250,000	$ 10,000,000
Agreement Term		24 months
Number of shares of individual advances requested | shares	2,000	100,000
Threshold trading days | D	30	30
Advances requested, percentage of average daily volume of Common Stock traded	50.00%	50.00%
Shares price payable as percentage of VWAP of the Common Stock	97.00%	97.00%		97.00%
Threshold consecutive trading days | D	3	3
Common Stock that may be issuable | shares				1,615,168
Shares issued under Tau agreement settled (in shares) | shares			24,092	1,574,263
Pricing period of consecutive trading days				3 days
Reduction in advance amount, percentage				33.00%
Commitment fee, percentage				1.25%
Number of shares transferred by related party | shares				7,378
Shares issued to settle related party advances and promissory notes (in shares) | shares			38,500	1,566,885
Stock subscription receivable			$ 154,619	$ 41,089
Proceeds from Tau agreement			148,382
Amount of advance notices			441,524	$ 2,093,822
Initial fair value, commitment amount			391,017
Initial fair value commitment fee			50,506
Total Commitment Amount And Fee Receivable			441,524
Commitment amount for advances			169,084
Day one charge, fair value recognition			575,136
Initial fair value at issuance			74,289
Subsequent fair value of commitment amount			966,153
Subsequent fair value of commitment fee			124,796
Number of shares settled | shares				35,282
shares sold under the share purchase agreement			303,001	$ 22,888
Shares purchased during the period under the agreement			272,440	1,911,472
Shares available under share purchase agreement | shares					0
Shares purchased under the share purchase agreement			$ 30,562	$ 2,116,710